Document And Entity Information	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	BIOATLA, INC.
Entity Central Index Key	0001826892
Entity Emerging Growth Company	false
Entity File Number	001-39787
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1922320
Entity Address, Address Line One	11085 Torreyana Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	558-0708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BCAB
Security Exchange Name	NONE